Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

33 SUBSEQUENT EVENTS

In January 2024, the management of the group and Sony Music Entertainment ME FZ-LLC made the strategic decision to initiate the liquidation of its investment in Vibe Music Arabia FZ-LLC, a joint venture that was previously recognized on the company’s balance sheet as of September 7, 2021. The decision was driven by performance consideration.

As a result of this decision, The Group anticipates recording a gain/loss on the liquidation of the investment in the upcoming financial statements. The estimated financial impact will be disclosed in the financial statements for the year ended December 31, 2024.

On April 1, 2024, the group closed a previously announced transaction with OSN Streaming Limited (“OSN”), an affiliate of Panther Media Group Limited, which operated the digital streaming service known as “OSN+” through another of its subsidiaries, Gulf DTH FZ-LLC, pursuant to that certain Transaction Agreement, dated as of November 21, 2023, by and between Anghami and OSN.

At the closing of the transaction, the group acquired from Gulf DTH FZ-LLC the contracts that are related to the OSN+ platform and entered into other agreements relating to the transfer and combination of the OSN+ platform with the business of the group. The OSN+ Contracts consist of contracts with technology and telecommunication companies, subscribers and various other commercial contracts. Upon the closing of the Transaction, the Company also acquired the subscriber relationships and revenues associated with all such OSN+ Contracts in effect as of the closing date.

In accordance with the terms of the Transaction Agreement, at the closing, OSN subscribed for 36,985,507 ordinary shares, par value USD 0.0001 per share of the group, in a private placement, for a total consideration comprised of: a cash payment of USD 38,000,000; and the value attributable to: (i)the OSN+ Contracts; and (ii) the intellectual property rights associated with the “OSN+” brand that were assigned by Gulf DTH FZ-LLC to Anghami FZ LLC, a subsidiary of the group. The number of Ordinary Shares subscribed for by OSN represented approximately 55.45% of the group’s outstanding Ordinary Shares as of the closing date.

Furthermore, pursuant to the Transaction Agreement, the group issued 13,426,246 warrants to OSN, for a total consideration amount of USD 1,025,765. Each warrant entitles the holder thereto to purchase one ordinary share for USD 11.50 per share on substantially similar terms to the group’s outstanding public warrants.